Related Party Transactions (Details)	1 Months Ended		12 Months Ended
	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Interest rate percentage			5.50%
Bears interest rate			5.50%			5.50%
Principal amount loan (in Yuan Renminbi) | ¥						¥ 20,000,000
Equivalents amount (in Dollars)			$ 2,824,500
Accounts Payable, Interest-Bearing, Interest Rate			8.00%			8.00%
Interest rate on working capital			7.46%
Aggregate amount (in Dollars)			$ 2,676,111
Service fees (in Dollars)			$ 56,610
Loans bear interest rate			4.50%	4.50%		4.50%
Debts Totaling	$ 32,100,000	¥ 206,000,000
Minimum [Member]
Related Party Transaction [Line Items]
Bears interest rate				4.50%
Maximum [Member]
Related Party Transaction [Line Items]
Bears interest rate				4.75%
Gaea [Member]
Related Party Transaction [Line Items]
Conversion of debt (in Dollars)			$ 2,177,725
Mr. Yiran Xu [Member]
Related Party Transaction [Line Items]
Average interest rate			8.40%	8.40%		8.40%
Avatar [Member]
Related Party Transaction [Line Items]
Conversion of debt (in Dollars)			$ 4,826,109
Mr. Yanzhi Wang [Member]
Related Party Transaction [Line Items]
Loans and accrued interests (in Dollars)				$ 1,974,438
Ms. Xiaoting Wang [Member]
Related Party Transaction [Line Items]
Loans and accrued interests (in Dollars)				$ 1,686,782